Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Revenue	€ 481,244	€ 395,683	€ 784,168	€ 644,173
Adjusted EBITDA	162,297	151,986	243,653	224,381
IPO-related costs	(166)	(4,149)	(7,460)	(9,492)
Realized and unrealized FX gains / losses	(5,483)	(16,924)	(17,138)	(47,754)
Share-based compensation expenses		(3,268)	(3,591)	(3,268)
Other		(4,156)		(5,724)
EBITDA	156,648	123,489	215,464	158,143
Depreciation and amortization	(24,137)	(20,157)	(47,384)	(40,574)
Finance costs, net	(27,389)	(29,566)	(63,439)	(54,664)
Profit before tax	105,122	73,766	104,641	62,906
Total Reportable Segments
Disclosure of operating segments [line items]
Revenue	480,297	394,213	781,362	641,442
Adjusted EBITDA	165,783	153,006	252,657	227,219
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Revenue	254,046	213,551	435,499	373,351
Adjusted EBITDA	93,098	99,203	144,651	153,835
Total Reportable Segments | Europe
Disclosure of operating segments [line items]
Revenue	175,542	144,253	255,676	204,770
Adjusted EBITDA	57,965	41,560	81,102	55,052
Total Reportable Segments | APMA
Disclosure of operating segments [line items]
Revenue	50,709	36,409	90,187	63,321
Adjusted EBITDA	14,720	12,244	26,904	18,332
Corporate / Other
Disclosure of operating segments [line items]
Revenue	947	1,470	2,806	2,731
Adjusted EBITDA	€ (3,486)	€ (1,020)	€ (9,004)	€ (2,838)